Other Operating Expenses (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Other Operating Expense
Exchange rate differences	kr 4,464	kr 2,090
Net loss on disposal of equipment	61
Total	kr 4,525	kr 2,090